DIRECT COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Cost of sales	$ 28,351	$ 40,124
Compensation	9,032	9,410
Depreciation and amortisation expense	10,379	9,737
Selling, general and administrative expenses	5,131	4,932
Property taxes, sales taxes and other	4,080	3,733
Total	$ 56,973	$ 67,936